Equity (Common Stock - Narrative) (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2014	Sep. 30, 2013	Oct. 31, 2012	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 10, 2016	Sep. 22, 2015	Dec. 12, 2014	Oct. 08, 2014
Business Acquisition [Line Items]
Common Stock, Shares, Issued				1,164,029,985	1,159,590,766
Proceeds from issuance of common stock				$ 0	$ 0	$ 1,000
Cost of shares issued				195	$ 182	$ 267
Stock Repurchase Program, Authorized Amount							$ 3,000	$ 1,000
Class of Stock Disclosures [Abstract]
Repurchase amount outstanding				$ 2,698
Repurchase Shares				6,948,739	39,491,991	18,876,363
Treasury Stock, Value, Acquired, Cost Method				$ 372	$ 1,930	$ 1,000
Common Class A [Member]
Business Acquisition [Line Items]
Common Stock, Shares, Issued										22,907,960
Proceeds from issuance of common stock	$ 1,000	$ 1,000	$ 1,000
October 2012 Common Stock Issuance [Member]
Business Acquisition [Line Items]
Proceeds from issuance of common stock						$ 1,000
Common Shares Issued For Stock Options [Member]
Business Acquisition [Line Items]
Common stock, shares issued				4,439,219	5,592,622	5,866,160
Cost of shares issued				$ 166	$ 216	$ 220
Treasury Shares Issued For Stock Options [Member]
Business Acquisition [Line Items]
Issued Treasury Stock				0	0	0
Board Increase Of Repurchase Program [Member]
Business Acquisition [Line Items]
Stock Repurchase Program, Authorized Amount								$ 739	$ 1,000